Fair Value Measurements - Summary of Financial Instruments Measured at Fair Value On a Recurring Basis (Details)	Dec. 31, 2023 USD ($)
Assets
Fair value measurement	$ 10,151,000
Fair Value, Inputs, Level 1 [Member]
Assets
Fair value measurement	0
Fair Value, Inputs, Level 2 [Member]
Assets
Fair value measurement	10,151,000
Fair Value, Inputs, Level 3 [Member]
Assets
Fair value measurement	0
Certificates of Deposit [Member]
Assets
Fair value measurement	10,151,000
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Fair value measurement	0
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Fair value measurement	10,151,000
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Fair value measurement	$ 0